OPERATING LEASES (Details Narrative)	1 Months Ended
	Apr. 30, 2023	Jul. 31, 2024
Weighted average remaining lease term		15 years 10 months 13 days
Weighted average discount rate		3.67%
Jamaica Avenue at 169th Street [Member]
Lease expiration date	May 31, 2035
Minimum [Member]
Operating leases extended period		5 years
Maximum [Member]
Operating leases extended period		49 years